Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LOOMIS SAYLES FUNDS

Supplement dated June 28, 2019 to the Loomis Funds Prospectuses and Summary Prospectuses, dated February 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES BOND FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Admin Class	Class N
Management fees	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.25%	0.00%
Other expenses[1]	0.14%	0.14%	0.39%[2]	0.07%
Total annual fund operating expenses	0.66%	0.91%	1.16%	0.59%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.91%	1.16%	0.59%

[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$211	$368	$822
Retail Class	$93	$290	$504	$1,120
Admin Class	$118	$368	$638	$1,409
Class N	$60	$189	$329	$738

Loomis Sayles Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LOOMIS SAYLES FUNDS

Supplement dated June 28, 2019 to the Loomis Funds Prospectuses and Summary Prospectuses, dated February 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES BOND FUND

(the “Fund”)

Effective July 1, 2019, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2021.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Retail Class	Admin Class	Class N
Management fees	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.25%	0.00%
Other expenses[1]	0.14%	0.14%	0.39%[2]	0.07%
Total annual fund operating expenses	0.66%	0.91%	1.16%	0.59%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.66%	0.91%	1.16%	0.59%

[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[3]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.67%, 0.92%, 1.17% and 0.62% of the Fund’s average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$67	$211	$368	$822
Retail Class	$93	$290	$504	$1,120
Admin Class	$118	$368	$638	$1,409
Class N	$60	$189	$329	$738